Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Schedule of revenue

	2023	2022	2021
In-game purchases	434,326	459,660	406,594
Advertising	30,223	20,028	27,500
Total	464,549	479,688	434,094

	2023	2022	2021
US	163,818	160,314	136,570
Europe	117,183	101,320	93,620
Asia	111,123	124,322	106,404
Other	72,425	93,732	97,500
Total	464,549	479,688	434,094